Segment and Geographic Data (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)
Revenue, Major Customer [Line Items]
Total Revenue	$ 123.4	$ 79.1	$ 336.5	$ 202.2
DiscoverOrg Holdings
Revenue, Major Customer [Line Items]
Number of operating segments | segment					1
Total Revenue					$ 293.3	$ 144.3
United States | DiscoverOrg Holdings
Revenue, Major Customer [Line Items]
Total Revenue					267.3	134.9
Rest of world | DiscoverOrg Holdings
Revenue, Major Customer [Line Items]
Total Revenue					$ 26.0	$ 9.4
Rest of world | DiscoverOrg Holdings | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration risk (as a percent)					9.00%	7.00%